GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 5,002	$ 4,387
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	4,741	4,156
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	14	42
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 247	$ 189